GOODWILL	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
9.	GOODWILL

The Group’s goodwill was recognized from the business acquisitions in 2021. The carrying amount of goodwill as of each reporting period is as follows:

		Cloud-based
	Cloud service	digital solutions
	and solutions	and services	Total
	RMB	RMB	RMB
Balance as of December 31, 2023	3,650,504	955,220	4,605,724
Balance as of December 31, 2024	3,650,504	955,220	4,605,724
Balance as of December 31, 2024, in US$	500,117	130,865	630,982

9.	GOODWILL (Continued)

Cloud service and solutions reporting unit

In 2023 and 2024, the Group performed quantitative assessment for the goodwill allocated to Cloud service and solutions reporting unit. The fair value of this reporting unit has been determined using the discounted cash flow approach with the assistance of an independent third-party valuation firm. Significant assumptions used included revenue growth rates for public cloud service revenue, IDC costs and discount rate. As of September 30, 2024, the fair value of the Cloud service and solutions reporting unit amounted to RMB4,205,000 exceeded its carrying amount by RMB1,169,909 or 39%. As of December 31, 2024, the Group performed qualitative assessment and concluded it is not more likely than not that the fair value of the reporting unit is less than its carrying amount. No impairment losses were recognized for the periods presented.

Cloud-based digital solution and services reporting unit

In 2023 and 2024, the Group performed quantitative assessment for the goodwill allocated to Cloud-based digital solution and services reporting unit. The fair value of this reporting unit has been determined using the discounted cash flow approach. Significant assumptions used included projected revenue growth rates, gross margin and discount rate. As of December 31, 2024, the fair value of the Cloud-based digital solution and services reporting unit amounted to RMB2,870,829 exceeded its carrying amount by RMB372,620 or 15%. No impairment losses were recognized for the periods presented.